COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 23, 2024	Jan. 17, 2024	Oct. 18, 2022	Mar. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares option exercised		2,287,923
Equity Payment Letter Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payment for legal fees with shares	21,428
Litigation settlement interest	$ 50,000
Investment Banking Engagement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments for fee				$ 500,000	$ 500,000
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues			270,000
Number of shares granted			297,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues			6,600,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, shares			900,000
Aggregate underwriting discount			$ 0.20
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares option exercised			600,000
Stock issued during period shares new issues			310,500